Business, Basis of Presentation and Business Combinations (Details Textual)		1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 05, 2015 USD ($)	Apr. 28, 2016 USD ($) $ / shares shares	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Apr. 28, 2016 CAD CAD / shares	May 20, 2015 USD ($)
Business Acquisition [Line Items]
Stockholders' Equity, Reverse Stock Split						On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the Reverse Stock Splits). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.		On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the Reverse Stock Splits).
Payments to Acquire Businesses, Gross								$ 0	$ 1,000,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset								0	664,000
Amortization of Intangible Assets	$ 174,000					$ 437,014	$ 57,447	664,707	90,662
Business Combination, Contingent Consideration, Liability, Total								701,000
Accretion Expense								620,325	$ 620,325
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets						520,000		520,000
Trade Names [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets						140,000		140,000
Customer Contracts [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets						810,000		810,000
Prosta Scint [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 500,000
Business Combination Consideration Transferred Inventory			102,000					102,000
Business Combination Consideration Transferred Product Inventory			40,000
Business Combination Consideration Transferred Work In Process Inventory								80,000
Amortization expense								159,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total					$ 2,400,000						$ 2,391,000
Payments to Acquire Businesses, Gross					1,000,000
Business Combination, Consideration Transferred, Liabilities Incurred				$ 227,000	227,000
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High					$ 2,500,000
Business Combination Contingent Consideration Percentage					8.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset					$ 664,000	714,000		699,000
Amortization of Intangible Assets						40,000	40,000
Business Combination Consideration Transferred Product Inventory					$ 500,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						790,000		790,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						80,000		80,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross						720,000		720,000
Primsol Business [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total	$ 1,799,000
Payments to Acquire Businesses, Gross			500,000
Business Combination, Consideration Transferred, Liabilities Incurred			142,000			1,900,000		1,892,000
Amortization of Intangible Assets						61,000	$ 0
Business Combination Consideration Transferred Inventory			102,000			102,000
Business Combination Consideration Transferred Product Inventory			40,000
Business Combination Consideration Transferred Work In Process Inventory						80,000
Primsol Business [Member] | Paid on April 1, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			500,000
Primsol Business [Member] | No Later Than July 01, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			500,000
Primsol Business [Member] | No Later Than November 30, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			250,000
Primsol Business [Member] | No Later Than September 30 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			$ 250,000
Natesto [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total						10,500,000		10,500,000
Payments to Acquire Businesses, Gross		$ 2,000,000						5,400,000
Business Combination, Consideration Transferred, Liabilities Incurred						3,200,000		3,200,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset						3,200,000		$ 3,200,000
Amortization of Intangible Assets						330,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		12,245,411
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 2,000,000								CAD 2,534,800
Business Acquisition, Share Price | (per share)		$ 0.16								CAD 0.207
One Time Non-Refundable Payments		$ 37,500,000
Other Accrued Liabilities						306,000
Accretion Expense						46,000
Natesto [Member] | First Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments		2,500,000
Sales Revenue Target		25,000,000
Natesto [Member] | Second Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments		5,000,000
Sales Revenue Target		50,000,000				$ 5,700,000
Natesto [Member] | Third Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments		7,500,000
Sales Revenue Target		75,000,000
Natesto [Member] | Forth Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments		10,000,000
Sales Revenue Target		100,000,000
Natesto [Member] | Fifth Milestone [Member] | License And Supply Agreement [Member]
Business Acquisition [Line Items]
One Time Non-Refundable Payments		12,500,000
Sales Revenue Target		125,000,000
Natesto [Member] | Second Upfront [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		2,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		2,000,000
Natesto [Member] | Third Upfront [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		$ 4,000,000